SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated March 4, 2022
to the Class F Shares Prospectus, dated June 30, 2021, as amended on November 2, 2021 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

LMCG Investments, LLC no longer serves as a sub-adviser to the Fund. As such, all references to LMCG Investments, LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Leeward Investments, LLC	R. Todd Vingers, CFA	Since 2021	President, Portfolio Manager
	Jay C. Willadsen, CFA	Since 2022	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Catholic Values Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Leeward Investments, LLC: Leeward Investments, LLC (Leeward), located at One Boston Place, 201 Washington Street, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Catholic Values Equity Fund. The portion of the Catholic Values Equity Fund's assets managed by Leeward is managed by R. Todd Vingers. CFA, President and Portfolio Manager, and Jay C. Willadsen, CFA, Portfolio Manager. Mr. Vingers is the President of Leeward, and also serves as the Head of the Investment Team and as a Portfolio Manager. Prior to joining Leeward, he spent 20 years at LMCG Investments, LLC, where he established the Value team in 2002 and served as a Managing Director. Mr. Vingers has over 30 years of investment experience. Mr. Willadsen is a Portfolio Manager at Leeward. Prior to joining Leeward, he spent 19 years at LMCG Investments, LLC, most recently as a Portfolio Manager. Mr. Willadsen has over 23 years of investment experience.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1387 (03/22)

SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated March 4, 2022
to the Class Y Shares Prospectus, dated June 30, 2021, as amended on November 2, 2021 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

LMCG Investments, LLC no longer serves as a sub-adviser to the Fund. As such, all references to LMCG Investments, LLC are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Leeward Investments, LLC	R. Todd Vingers, CFA	Since 2021	President, Portfolio Manager
	Jay C. Willadsen, CFA	Since 2022	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Catholic Values Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Leeward Investments, LLC: Leeward Investments, LLC (Leeward), located at One Boston Place, 201 Washington Street, 29th Floor, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Catholic Values Equity Fund. The portion of the Catholic Values Equity Fund's assets managed by Leeward is managed by R. Todd Vingers. CFA, President and Portfolio Manager, and Jay C. Willadsen, CFA, Portfolio Manager. Mr. Vingers is the President of Leeward, and also serves as the Head of the Investment Team and as a Portfolio Manager. Prior to joining Leeward, he spent 20 years at LMCG Investments, LLC, where he established the Value team in 2002 and served as a Managing Director. Mr. Vingers has over 30 years of investment experience. Mr. Willadsen is a Portfolio Manager at Leeward. Prior to joining Leeward, he spent 19 years at LMCG Investments, LLC, most recently as a Portfolio Manager. Mr. Willadsen has over 23 years of investment experience.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1388 (03/22)

SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated March 4, 2022
to the Statement of Additional Information, dated June 30, 2021, as amended on October 22, 2021 and November 2, 2021 ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

LMCG Investments, LLC no longer serves as a sub-adviser to the Fund. As such, all references to LMCG Investments, LLC are hereby deleted from the SAI.

In addition, on the cover page of the SAI, "Leeward Investments, LLC" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

LEEWARD INVESTMENTS, LLC—Leeward Investments, LLC ("Leeward") serves as a Sub-Adviser to a portion of the assets of the Catholic Values Equity Fund. Leeward is a manager-managed limited liability company that is 100% employee-owned.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Leeward

Compensation. SIMC pays Leeward a fee based on the assets under management of the Catholic Values Equity Fund as set forth in an investment sub-advisory agreement between Leeward and SIMC. Leeward pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Catholic Values Equity Fund. The following information relates to the period ended December 31, 2021.

Portfolio managers and other investment team members at Leeward are compensated through a combination of base salary, incentive bonus and equity ownership. Leeward's base salaries are competitive within the industry. Leeward's incentive bonus plan for these investment personnel is a revenue-share model based on strategy performance relative to a peer group universe of institutional managers. Incentive bonuses are not calculated on specific client or specific fund assets. Investment team members are also equity owners at Leeward, which further aligns investment team incentives with client success.

Ownership of Fund Shares. As of December 31, 2021, Leeward's portfolio managers did not beneficially own any shares of the Catholic Values Equity Fund.

Other Accounts. As of December 31, 2021, Leeward's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
R. Todd Vingers, CFA	7	$1,847.7	17	$504.7	49	$1,298.0
Jay C. Willadsen, CFA	2	$955.4	13	$349.9	16	$226.1

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Leeward's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may also manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Catholic Value Equity Fund and may also have a performance-based fee. The side-by-side management of these funds and other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Leeward has fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Similarly, trading in securities by Leeward personnel for their own accounts potentially could conflict with the interest of clients. Leeward has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as a registered investment adviser.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1389 (03/22)